Royalty, stream and other interests (Narrative) (Details) $ in Millions	1 Months Ended		3 Months Ended	12 Months Ended
	Apr. 30, 2021 CAD ($) Royalties	Apr. 30, 2021 USD ($) Royalties	Mar. 31, 2020 CAD ($)	Dec. 31, 2021 CAD ($) Royalties Rate	Dec. 31, 2021 USD ($) Royalties Rate	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Royalty, Stream And Other Interests [Line Items]
Number of royalties acquired | Royalties	6	6
Investments in royalty, payment	$ 32.6	$ 26,000,000
Long term gold price per ounce		$ 700
Spring Valley Project [Member]
Royalty, Stream And Other Interests [Line Items]
Number of royalties acquired | Royalties				4	4
Percentage of NSR acquired | Rate				0.50%	0.50%
Spring Valley Project [Member] | Minimum [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired | Rate				2.50%	2.50%
Spring Valley Project [Member] | Maximum [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired | Rate				3.00%	3.00%
Moonlight exploration property [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired | Rate				1.00%	1.00%
Almaden project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired | Rate				0.50%	0.50%
Gold and silver offtake right acquired | Rate				30.00%	30.00%
Pine Point zinc project [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment						$ 13.0
Percentage of NSR acquired						2.00%	2.00%
Sailfish Royalty Corp.[Member] | Tocantinzinho Gold Project [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment				$ 12.6	$ 10,000,000
Percentage of NSR acquired | Rate				2.75%	2.75%
Net smelter return after first 1% buy-down | Rate				1.75%	1.75%
Buy-down payment option to reduce royalty percentage					$ 5,500,000
Royalty percentage decrease under buy-down payment option | Rate				2.00%	2.00%
Royalty interest after buy-down payment option | Rate				0.75%	0.75%
Buy-down exercised early | Rate				1.00%	1.00%
Falco [Member]
Royalty, Stream And Other Interests [Line Items]
Additional investments in royalty, stream and other interests				$ 10.0
Amount of second installment payment				$ 20.0
Barrick TZ Limited [Member] | AfriOre and Gold Rim [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment					$ 11,800,000
Percentage of NSR acquired | Rate				2.00%	2.00%
Barrick TZ Limited [Member] | Frontier project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired | Rate				1.00%	1.00%
Barrick TZ Limited [Member] | Central Hounde project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired | Rate				1.00%	1.00%
Caisse de depot et placement du Quebec [Member] | Teck Resources Portfolio [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment						$ 12.5
Percentage of portfolio acquired						15.00%	15.00%
Regulus Resources Inc [Member] | Antakori Project [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment						$ 16.4	$ 12,500,000
Regulus' percentage of ownership over the AntaKori project and other claims						100.00%	100.00%
Description of royalty acquired						Regulus has acquired a royalty on the Mina Volare claim of the AntaKori project which represents a 1.5% or 3% NSR depending on location, from a private vendor. As per its right under the partnership, Osisko has elected to acquire 50% of the royalty for 75% of Regulus' purchase price with Osisko's acquisition cost for the royalty included in the Upfront Payment. Regulus has cancelled the remaining 50% of the royalty. As such, the royalty on the Mina Volare claim is now reduced to 0.75% or 1.5% depending on location, in favour of Osisko.	Regulus has acquired a royalty on the Mina Volare claim of the AntaKori project which represents a 1.5% or 3% NSR depending on location, from a private vendor. As per its right under the partnership, Osisko has elected to acquire 50% of the royalty for 75% of Regulus' purchase price with Osisko's acquisition cost for the royalty included in the Upfront Payment. Regulus has cancelled the remaining 50% of the royalty. As such, the royalty on the Mina Volare claim is now reduced to 0.75% or 1.5% depending on location, in favour of Osisko.
Stornoway Diamond Corporation [Member] | Renard diamond stream [Member]
Royalty, Stream And Other Interests [Line Items]
Impairment of royalty, stream and other interests			$ 26.3
Impairment of royalty, stream and other interests, net of tax			$ 19.3
Estimated recoverable amount						$ 40.0
Additional impairment if the diamond price was 10% lower than estimate						4.1
Additional impairment if the diamond price was 10% lower than estimate, net of income tax						3.0
Additional impairment if the post-tax basis discount rate was 100 basis points higher						1.9
Additional impairment if the post-tax basis discount rate was 100 basis points higher, net of income tax						$ 1.4
Reasonable increase decrease in estimates for sensitivity analysis						10.00%	10.00%
Additional impairment if the restart scenarios was 10% more negative than management estimate						$ 5.5
Additional impairment if the restart scenarios was 10% more negative than management estimate, net of income taxes						$ 4.0
GoGold Resources Inc [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of gold and silver from tailings piles | Rate				2.40%	2.40%
Percentage of transfer price of gold and silver spot prices | Rate				30.00%	30.00%
Gibraltar Copper Mine [Member] | Taseko [Member]
Royalty, Stream And Other Interests [Line Items]
Reduced price paid by Osisko for each ounce of refined silver						from US$2.75 to nil	from US$2.75 to nil
Investments in royalty, payment						$ 8.5